Liquidity risk	12 Months Ended
Dec. 31, 2017
Liquidity Risk
6. Liquidity risk

Liquidity risk is the risk that the Group does not have sufficient financial resources to meet its obligations as they fall due, or will have to do so at an excessive cost. This risk arises from mismatches in the timing of cash flows which is inherent in lending operations and can be affected by a range of Group-specific and market-wide events.

Liquidity risk management

The Group established a comprehensive policy and control framework for managing liquidity risk. The Group’s treasury department is responsible for managing the Group’s liquidity risk via monitoring borrowing and managing relationship with several securities exchanges. The Group’s treasury department executes the Group’s liquidity and funding strategy in co-operation with lending department of the Group.

According to relevant laws and regulations, the funds obtained by a microfinance company from banking financial institutions may not exceed 50% of its net capital. As of December 31, 2017, the funds obtained from banking financial institutions were at 34.4%.

The table below presents a maturity analysis of the Group’s financial assets and liabilities. The sum of the balances depicted in the maturity analysis do not reconcile with the carrying amount of the assets/liabilities as disclosed in the Consolidated Statement of Financial Position. This is because the maturity analysis incorporates, on an undiscounted basis, all cash flows relating to principal and interest payments.

December 31, 2017	Carrying amount	Less than 1 month	1-3 months	3 months to 1 year
Financial assets	RMB’000	RMB’000	RMB’000	RMB’000
Cash and cash equivalents	21,717	21,717	-	-
Loan receivables	791,390	75,460	115,621	668,106
	813,107	97,177	115,621	668,106
Financial liabilities
Loans payable	226,370	34,048	48,219	156,549

December 31, 2016
Financial assets
Cash and cash equivalents	96,791	96,791	-	-
Loan receivables	675,341	149,009	118,827	470,639
	772,132	245,800	118,827	470,639
Financial liabilities
Loans payable	200,470	8,290	70,057	129,755